Fair value disclosures (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Level 2 | Financial Products | Nonrecurring basis
Fair value of impaired loans
Impaired loans	$ 248	$ 81	$ 117
Level 3 | Guarantees | Recurring basis
Roll-forward of liabilities measured at fair value using Level 3 inputs
Balance at beginning of year	13	14	7
Acquisitions			6
Issuance of guarantees	1	6	7
Expiration of guarantees	(2)	(7)	(6)
Balance at end of year	$ 12	$ 13	$ 14